Operating Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Operating Segments

Note 7 - Operating Segments

The Company has two reportable segments: Sports Gaming Client Services and Affiliate Marketing Services. The Sports Gaming Client Services segment collects information on potential sports bettors, connects them with contextual sports betting content, and converts them to paying sports betting customers in exchange for either a pre-negotiated share of a sportsbook operators’ revenue, or a fixed fee from such operators. In addition, the Company provides sports betting data (e.g., betting lines) to sports media publishers in exchange for a fixed fee. The Affiliate Marketing Client Services segment provides its clients with development, hosting, operations, maintenance, and service of free-to-play games and contests. These relationships can be either software-as-a-service, or SaaS, arrangements, that are hosted by SharpLink and accessed through its clients’ websites or other electronic media; or software licenses that allow the client to take the software on premise.

Any intercompany revenues or expenses are eliminated in consolidation. All of the Company’s operating revenues and expenses, other than those excluded from Adjusted EBITDA as detailed below, are allocated to the Company’s reportable segments. The Company defines and calculates Adjusted EBITDA as net loss before the impact of interest income or expense, income tax expense (benefit), and depreciation and amortization, and further adjusted for stock compensation expense, commitment fee expense and transaction and financing expenses, as described in the reconciliation below.

A measure of segment assets and liabilities has not been currently provided to the Company’s CODMs and is therefore not presented below.

Summarized financial information for the Company’s reportable segments for the six months ended June 30, 2021 is shown below:

	Sports Gaming	Affiliate
	Client Services	Marketing Services	Total

Revenue	$1,528,425	$103,541	$1,631,966

Adjusted EBITDA	124,389	(1,324,804)	(1,200,415)

Adjusted for
Stock compensation expense	17,073	46,160	63,233
Transaction and financing expenses	—	883,990	883,990
Commitment fee expense	—	18,851,927	18,851,927
Depreciation and amortization	46,734	48,147	94,881
Interest income	—	(5,862)	(5,862)
Interest expense	—	—	—
Income tax provision	—	700	700

Net income (loss) attributable to common shareholders	$60,582	$(21,149,866)	$(21,089,284)

Summarized financial information for the Company’s reportable segments for the six months ended June 30, 2020 is shown below:

	Sports Gaming	Affiliate
	Client Services	Marketing Services	Total

Revenue	$1,349,825	$—	$1,349,825

Adjusted EBITDA	203,897	(403,004)	(199,107)

Adjusted for
Stock compensation expense	—	—	—
Transaction and financing expenses	—	—	—
Commitment fee expense	—	—	—
Depreciation and amortization	47,357	1,336	48,693
Interest income	—	(13,734)	(13,734)
Interest expense	—	1,375	1,375
Income tax provision	—	150	150

Net income (loss) attributable to common shareholders	$156,540	$(392,131)	$(235,591)

The Company’s Sports Gaming Client Services segment derives a significant portion of its revenues from several large customers. The table below presents the percentage of consolidated revenues derived from the Sports Gaming Client Services segment:

	Six months ended June 30
	2021	2020

Customer A	37%	30%
Customer B	24%	19%
Customer C	12%	11%
Customer D	*	11%

* Revenue from customer was less than 10% for the six months ended June 30, 2021

There was $440,780 and $316,302 due from these customers at June 30, 2021 and December 31, 2020, respectively.

Note 13 - Operating Segments

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (CODM), or decision-making group, in deciding how to allocate resources and in assessing performance. We are organized by line of business. While our CODMs evaluate results in a number of different ways, the line of business management structure is the primary basis for which the allocation of resources and financial results are assessed. The tabular information below presents the financial information provided to our CODMs for their review and assists our CODMs with evaluating the Company's performance and allocating company resources.

The Company has two reportable segments: Sports Gaming Client Services and Affiliate Marketing Services. The Sports Gaming Client Services segment collects information on potential sports bettors, connects them with contextual sports betting content, and converts them to paying sports betting customers in exchange for either a pre-negotiated share of a sportsbook operators' revenue, or a fixed fee from such operators. In addition, the Company provides sports betting data (e.g., betting lines) to sports media publishers in exchange for a fixed fee. The Affiliate Marketing Client Services segment provides its clients with development, hosting, operations, maintenance, and service of free-to-play games and contests. These relationships can be either software-as-a-service, or SaaS, arrangements, that are hosted by SharpLink and accessed through its clients' websites or other electronic media; or software licenses that allow the client to take the software on premise.

Any intercompany revenues or expenses are eliminated in consolidation. All of the Company's operating revenues and expenses, other than those excluded from Adjusted EBITDA as detailed below, are allocated to the Company's reportable segments. The Company defines and calculates Adjusted EBITDA as net loss before the impact of interest income or expense, income tax expense (benefit), and depreciation and amortization, and further adjusted for loan forgiveness income, as described in the reconciliation below.

A measure of segment assets and liabilities has not been currently provided to the Company's CODMs and is therefore not presented below.

Summarized financial information for the Company's reportable segments for the year ended December 31, 2020, is shown below:

	Sports Gaming	Affiliate Marketing
	Client Services	Services	Total

Revenue	$2,278,814	$—	$2,278,814

Adjusted EBITDA	356,032	(1,429,697)

Adjusted for
Depreciation and amortization	96,116	36,914	133,030
Interest income	—	(23,468)	(23,468)
Interest expense	—	1,375	1,375
Income tax provision	—	970	970
Loan forgiveness	—	(46,500)	(46,500)
Net income (loss) attributable to common shareholders	$259,916	$(1,398,988)	$(1,139,072)

Summarized financial information for the Company's reportable segments for the year ended December 31, 2019, is shown below:

	Sports Gaming	Affiliate Marketing
	Client Services	Services	Total

Revenue	$2,381,737	$—	$2,381,737

Adjusted EBITDA	259,531	(543,438)

Adjusted for
Depreciation and amortization	96,373	1,483	97,857
Interest income	—	(15,777)	(15,777)
Interest expense	—	20,037	20,037
Income tax provision	—	(79,870)	(79,870)
Loan forgiveness	—	—	—
Net income (loss) attributable to common shareholders	$163,158	$(469,311)	$(306,153)

The Company's Sports Gaming Client Services segment derives a significant portion of its revenues from several large customers. The table below presents the percentage of consolidated revenues derived from the Sports Gaming Client Services segment:

	2020	2019

Customer A	18%	13%
Customer B	13%	11%
Customer C	13%	17%
Customer D	28%	18%
Customer E	*	25%

* Revenue from customer was less than 10% for the year ended December 31, 2020.